Cash flow changes from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	$ 478,969	$ 481,353	$ 198,119
Cash flows	(932)	(3,079)	125,864
Conversion/ Other	(328)	173	156,132
Foreign exchange	18	429	(14)
Fair Value/ Amortization	976	93	1,252
Non-cash changes in financing activities ending	478,703	478,969	481,353
Credit facility [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	46,180	44,983	37,644
Cash flows	3,225	1,197	7,339
Non-cash changes in financing activities ending	49,405	46,180	44,983
Lease liability [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	3,280	3,948	4,336
Cash flows	(571)	(668)	(660)
Conversion/ Other			272
Non-cash changes in financing activities ending	2,709	3,280	3,948
Debentures [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	38,266	39,794	40,658
Cash flows	(2,393)	(2,050)	(2,053)
Conversion/ Other	(84)		(49)
Foreign exchange	18	429	(14)
Fair Value/ Amortization	976	93	1,252
Non-cash changes in financing activities ending	36,783	38,266	39,794
Convertible debentures [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning			8,751
Conversion/ Other			(8,751)
Share Capital [Member]
Ifrs Statement [Line Items]
Non-cash changes in financing activities beginning	391,243	392,628	106,730
Cash flows	(1,193)	(1,558)	121,238
Conversion/ Other	(244)	173	164,660
Non-cash changes in financing activities ending	$ 389,806	$ 391,243	$ 392,628